LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
	Annual interest
	rate at
	December 31	December 31,
	2021	2022	2021
Linkage terms:
NIS	6.25% - 6.5%	3,470	4,644
Euro		-	-
		3,470	4,644
Less - current maturities		(702)	(723)

		2,768	3,921

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)
Long-term loan

2023	702
2024	605
2025	463
2026	313
2027 and after	1,387

3,470